Nature of Operations and Summary of Significant Accounting Policies (Detail Textuals) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Offering price (in dollars per share)		$ 15.30	$ 10.00
Proceeds from stock conversion and offering	[1]		$ 8,990,000
Number of shares issued to FSB Community			1.0884
Common stock, shares outstanding	[1]	1,934,853	1,941,688
Loan servicing rights		$ 132,427,000	$ 118,565,000
Proceeds from MSR		892,000	804,000
Capitalization of MSR		131,000	268,000
Amortization of MSR		43,000	$ 25,000
Residential mortgage loan for foreclosure		$ 37,000
Corporate federal income tax rat		34.00%	34.00%
Reduction in the corporate federal income tax rate		21.00%
Fairport Savings Bank
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Number of common stock issued		1,034,649
Offering price (in dollars per share)		$ 10.00
Proceeds from stock conversion and offering		$ 10,300,000
Conversion related expenses		1,400,000
Net proceeds from stock offering		$ 8,900,000

[1]	Restated